Offerings - Offering: 1	Jan. 16, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 4,000,000,000	[1]
Fee Rate	0.01381%
Amount of Registration Fee	$ 552,400
Offering Note	Such amount in U.S. dollars or the equivalent thereof in foreign currencies as shall result in an aggregate public offering price of $4,000,000,000 for all units sold by Sprott Physical Silver Trust (the “Registrant”) pursuant to this registration statement.Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. In no event will the aggregate offering price of all units sold by the Registrant pursuant to this registration statement exceed $4,000,000,000.

[1]	Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933, as amended. In no event will the aggregate offering price of all units sold by the Registrant pursuant to this registration statement exceed $4,000,000,000.